Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Basic EPS - Net (loss) income	$ (466.4)	$ 700.6
Basic EPS - (in shares)	192,000,000.0	191,500,000
Basic earnings per share (in dollars per share)	$ (2.43)	$ 3.66
Effect of dilutive securities - (in shares)	300,000	400,000
Effect of dilutive securities - (in dollars per share)		(0.01)
Diluted EPS - Net (loss) income	$ (466.4)	$ 700.6
Diluted EPS - (in shares)	192,300,000	191,900,000
Diluted EPS (in dollars per share)	$ (2.43)	$ 3.65
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	0	134,488
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	0	2,295